Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Summary of share option activity

				Weighted
				average
				remaining	Aggregated
		Weighted average	Weighted average	contractual	intrinsic
	Number of options	exercise price	grant date fair value	term Years	value
		RMB	RMB		RMB
Balance, December 31, 2019	12,055,912	—	19.87	8.18	578,275,151
Granted	878,125	—	14.51	—	—
Exercised	(797,463)	—	13.45	—	10,316,855
Forfeited	(1,066,563)	—	52.22	—	—
Balance, December 31, 2020	11,070,011	—	16.79	7.31	99,672,691
Exercised	(1,019,625)	—	13.60	—	13,879,913
Forfeited	(158,500)	—	28.96	—	—
Balance, December 31, 2021	9,891,886	—	16.92	6.30	61,139,618
Exercised	(357,600)	—	5.66	—	2,037,155
Forfeited	(72,500)	—	28.76	—	—
Balance, December 31, 2022	9,461,786	—	17.26	5.31	61,990,313
Vested and expected to vest as of December 31, 2022	9,287,789	—	33.26	5.31	60,850,345
Exercisable, December 31, 2022	8,499,473	—	33.19	5.13	55,685,575

Summary of allocated share-based compensation expense

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Sales and marketing	1,912,318	1,726,837	527,537	76,486
General and administrative	40,894,564	29,684,217	21,102,104	3,059,517
Research and development	2,826,938	3,933,566	2,424,119	351,464
	45,633,820	35,344,620	24,053,760	3,487,467